Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                           Suite 301
                           Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Susan E. Boyd
Title:      Managing Director
Phone:      908-273-5085 x209

Signature             City     State   and Date of Signing:
Susan E. Boyd         Summit,  NJ      2-07-2013
--------------------  ------------     ---------------
Signature             City    State         Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   236

Form 13F Information Table Value Total: $342,625 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 12/31/2012

							Market		SH/		Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000	Shares	PRN	Discret		Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	134		100	SH	Sole		None	100	0	0
A.O. Smith Corporation	COM		831865209	605		9590	SH	Sole		None	9590	0	0
AG Mortgage InvTrust	COM		001228105	282		12010	SH	Sole		None	12010	0	0
Abbott Laboratories	COM		002824100	170		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS ClA		G1151C101	33		500	SH	Sole		None	500	0	0
Actuant Corp		CL A New	00508X203	4075		146020	SH	Sole		None	146020	0	0
Agilent Technologies 	COM		00846U101	37		900	SH	Sole		None	900	0	0
Air Products&Chemicals	COM		009158106	4983		59310	SH	Sole		None	59310	0	0
Airgas, Inc.		COM		009363102	2295		25135	SH	Sole		None	25135	0	0
Alexander & Baldwin	COM		014491104	4665		158850	SH	Sole		None	158850	0	0
Alleghany Corp.		COM		017175100	2149		6408	SH	Sole		None	6408	0	0
Ameresco Inc.		CL A		02361E108	28		2850	SH	Sole		None	2850	0	0
American Intl Group	COM New		026874784	66		1873	SH	Sole		None	1873	0	0
American States Water 	COM		029899101	58		1200	SH	Sole		None	1200	0	0
Anadarko Petroleum 	COM		032511107	63		845	SH	Sole		None	845	0	0
Apache Corp		COM		037411105	24		300	SH	Sole		None	300	0	0
Apple, Inc.		COM		037833100	6675		12543	SH	Sole		None	12543	0	0
Ares Capital Corp	COM		04010L103	3526		201489	SH	Sole		None	201489	0	0
Arthur J. Gallagher&Co	COM		363576109	4203		121307	SH	Sole		None	121307	0	0
Atlas Pipeline Ptnrs	UtLPInt		049392103	527		16700	SH	Sole		None	16700	0	0
BHP Billiton Ltd	SpADR		088606108	436		5560	SH	Sole		None	5560	0	0
BRF-Brasil Foods SA	SpADR		10552T107	747		35390	SH	Sole		None	35390	0	0
Baidu, Inc.		SpADRA		056752108	19		190	SH	Sole		None	190	0	0
Ball Corp		COM		058498106	3325		74303	SH	Sole		None	74303	0	0
Baytex Energy Corp	TrUnit		073176109	2886		66752	SH	Sole		None	66752	0	0
Berkshire Hathaway 	ClB New		084670702	139		1550	SH	Sole		None	1550	0	0
BlackRock Kelso Capital COM 		092533108	138		13700	SH	Sole		None	13700	0	0
BorgWarner Inc. 	COM 		099724106	17		240	SH	Sole		None	240	0	0
Brookfield Infrastruct	LP IntUt	G16252101	1025		29075	SH	Sole		None	29075	0	0
Brookfield Properties 	COM		112900105	5208		306200	SH	Sole		None	306200	0	0
Brookfield Residential	COM		11283W104	7721		430399	SH	Sole		None	430399	0	0
CVS Corp		COM		126650100	3194		66055	SH	Sole		None	66055	0	0
Chevron Corporation	COM		166764100	32		300	SH	Sole		None	300	0	0
China Mobile HK Ltd 	Sp ADR		16941M109	1618		27550	SH	Sole		None	27550	0	0
Chubb Corp		COM		171232101	83		1100	SH	Sole		None	1100	0	0
Citigroup Inc		COM		172967101	5860		148132	SH	Sole		None	148132	0	0
Clean Energy Fuels Corp	COM		184499101	11		900	SH	Sole		None	900	0	0
Coach, Inc.		COM		189754104	9774		176071	SH	Sole		None	176071	0	0
Coca-Cola Co		COM		191216100	123		3400	SH	Sole		None	3400	0	0
Colgate-Palmolive Co	COM		194162103	65		621	SH	Sole		None	621	0	0
Colony Financial	COM		19624R106	1791		91865	SH	Sole		None	91865	0	0
Comcast Corp		Cl A		20030N101	174		4670	SH	Sole		None	4670	0	0
Comp Cervecerias Unidas Sp ADR		204429104	77		2449	SH	Sole		None	2449	0	0
Compass Minerals Intl	COM		20451N101	4967		66480	SH	Sole		None	66480	0	0
Copa Holdings SA 	Cl A		P31076105	415		4170	SH	Sole		None	4170	0	0
Costco Wholesale Corp	COM		22160K105	590		5980	SH	Sole		None	5980	0	0
Covidien PLC		SHS		G2554F105	29		500	SH	Sole		None	500	0	0
Credicorp Limited	COM		G2519Y108	558		3807	SH	Sole		None	3807	0	0
Crexus Investment Corp	COM		226553105	2299		187666	SH	Sole		None	187666	0	0
Danaher Corp		COM		235851102	575		10280	SH	Sole		None	10280	0	0
Devon Energy Corp	COM		25179M103	1216		23370	SH	Sole		None	23370	0	0
Discovery Comms		COM Ser A	25470F104	63		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	31		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	17		266	SH	Sole		None	266	0	0
EMC Corporation		COM		268648102	3056		120773	SH	Sole		None	120773	0	0
Embotelladora Andina	ADR B		29081P303	4034		106231	SH	Sole		None	106231	0	0
EnergyTransfer Equity	COMUltD		29273V100	2253		49535	SH	Sole		None	49535	0	0
EnergyTransfer Ptrs	UtLTDPtn	29273R109	1034		24085	SH	Sole		None	24085	0	0
Enterprise Products Ptr	COM		293792107	1978		39494	SH	Sole		None	39494	0	0
Equity Residential 	SH Ben Int	29476L107	45		800	SH	Sole		None	800	0	0
Exelis Inc 		COM		30162A108	2159		191575	SH	Sole		None	191575	0	0
Express Scripts		COM		30219G108	3698		68488	SH	Sole		None	68488	0	0
Exxon Mobil Corp	COM		30231G102	4569		52795	SH	Sole		None	52795	0	0
Facebook Inc. Class A	CL A		30303M102	0		2	SH	Sole		None	2	0	0
Fluor Corporation	COM		343412102	653		11110	SH	Sole		None	11110	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	3330		33067	SH	Sole		None	33067	0	0
Freeport-McMoRan 	COM		35671D857	7142		208830	SH	Sole		None	208830	0	0
Fuel Tech, Inc.		COM		359523107	5		1300	SH	Sole		None	1300	0	0
General Cable Corp	COM		369300108	45		1475	SH	Sole		None	1475	0	0
General Electric 	COM		369604103	2800		133390	SH	Sole		None	133390	0	0
Genuine Parts Co	COM		372460105	116		1820	SH	Sole		None	1820	0	0
Gilead Sciences, Inc.	COM		375558103	2501		34057	SH	Sole		None	34057	0	0
Goldman Sachs Gr Inc	COM		38141G104	82		640	SH	Sole		None	640	0	0
Google Inc. 		CL A		38259P508	5679		8028	SH	Sole		None	8028	0	0
Greenlight Capital Re 	CL A		G4095J109	57		2490	SH	Sole		None	2490	0	0
H. J. Heinz Company	COM		423074103	2036		35305	SH	Sole		None	35305	0	0
HDFC Bank Ltd		ADRRep3		40415F101	609		14950	SH	Sole		None	14950	0	0
HSBC Holdings Plc 	SpADR		404280406	2525		47580	SH	Sole		None	47580	0	0
Hain Celestial Group 	COM		405217100	4		70	SH	Sole		None	70	0	0
Halliburton Co		COM		406216101	38		1100	SH	Sole		None	1100	0	0
Hewlett-Packard Co	COM		428236103	340		23850	SH	Sole		None	23850	0	0
Home Depot Inc		COM		437076102	19		315	SH	Sole		None	315	0	0
Honda Motor 		Amer SHS	438128308	430		11630	SH	Sole		None	11630	0	0
Honeywell Intl.		COM		438516106	19		300	SH	Sole		None	300	0	0
Howard Hughes Corp	COM		44267D107	6034		82640	SH	Sole		None	82640	0	0
Hubbell Inc.		CL B		443510201	4755		56180	SH	Sole		None	56180	0	0
ITT Corp		COM		450911102	2112		90014	SH	Sole		None	90014	0	0
Illinois Tool Works 	COM		452308109	25		418	SH	Sole		None	418	0	0
Inergy LP		Ut LTD Pt	456615103	5		300	SH	Sole		None	300	0	0
Int'l Bus Machines	COM		459200101	498		2602	SH	Sole		None	2602	0	0
Interface Inc.		CL A		458665304	19		1200	SH	Sole		None	1200	0	0
Itau Unibanco Holding 	SpADRpf		465562106	495		30100	SH	Sole		None	30100	0	0
J.P. Morgan Chase & Co.	COM		46625H100	2402		54625	SH	Sole		None	54625	0	0
Johnson & Johnson	COM		478160104	1059		15105	SH	Sole		None	15105	0	0
Kinder Morgan Energy 	Ut LTD Pt	494550106	666		8348	SH	Sole		None	8348	0	0
Kinder Morgan Inc.	COM		49456B101	2582		73073	SH	Sole		None	73073	0	0
Laboratory Corp America	COM		50540R409	69		800	SH	Sole		None	800	0	0
Lear Corporation 	COM New		521865204	211		4500	SH	Sole		None	4500	0	0
Life Technologies Corp.	COM		53217V109	4998		101937	SH	Sole		None	101937	0	0
Linn Energy LLC		Ut Ltd		536020100	618		17545	SH	Sole		None	17545	0	0
Littlefuse, Inc.	COM		537008104	3675		59548	SH	Sole		None	59548	0	0
Lowe's Cos Inc.		COM		548661107	2573		72435	SH	Sole		None	72435	0	0
MFA Financial Inc	COM		55272X102	1742		214825	SH	Sole		None	214825	0	0
MacquarieInfrastructure	MemInt		55608B105	1557		34170	SH	Sole		None	34170	0	0
MagellanMidstream	COMUtRP		559080106	2443		56553	SH	Sole		None	56553	0	0
MasterCard, Inc.	CL A		57636Q104	1036		2109	SH	Sole		None	2109	0	0
Matson Inc.		COM		57686G105	2684		108590	SH	Sole		None	108590	0	0
McDonald's Corp		COM		580135101	730		8281	SH	Sole		None	8281	0	0
Medtronic, Inc. 	COM		585055106	10		250	SH	Sole		None	250	0	0
Merck & Co		COM		58933Y105	41		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	13		400	SH	Sole		None	400	0	0
Mohawk Industries Inc	COM		608190104	21		230	SH	Sole		None	230	0	0
NCR Corp		COM		62886E108	1137		44620	SH	Sole		None	44620	0	0
Newcastle Investment 	COM		65105M108	3137		361355	SH	Sole		None	361355	0	0
NextEra Energy, Inc.	COM		65339F101	30		430	SH	Sole		None	430	0	0
Novo Nordisk		ADR		670100205	114		700	SH	Sole		None	700	0	0
Occidental Petroleum 	COM		674599105	130		1700	SH	Sole		None	1700	0	0
Oracle Corporation	COM		68389X105	1329		39886	SH	Sole		None	39886	0	0
Pall Corp		COM		696429307	4680		77660	SH	Sole		None	77660	0	0
Patterson Cos. Inc.	COM		703395103	4747		138680	SH	Sole		None	138680	0	0
Penn West Petroleum 	COM		707887105	243		22375	SH	Sole		None	22375	0	0
Pentair Inc.		SHS		H6169Q108	5182		105430	SH	Sole		None	105430	0	0
Petroleo Brasileiro 	Sp ADR		71654V408	5		265	SH	Sole		None	265	0	0
Pfizer Inc		COM		717081103	538		21450	SH	Sole		None	21450	0	0
Pioneer Natural Res 	COM		723787107	146		1370	SH	Sole		None	1370	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	2304		50920	SH	Sole		None	50920	0	0
Plum Creek Timber Co 	COM		729251108	5246		118240	SH	Sole		None	118240	0	0
Praxair Inc		COM		74005P104	109		1000	SH	Sole		None	1000	0	0
Prudential Financial	COM		744320102	347		6503	SH	Sole		None	6503	0	0
Qualcomm		COM		747525103	4518		73035	SH	Sole		None	73035	0	0
Quest Diagnostics, Inc.	COM		74834L100	35		600	SH	Sole		None	600	0	0
RPM International, Inc.	COM		749685103	5666		192980	SH	Sole		None	192980	0	0
Redwood Trust Inc.	COM		758075402	3660		216720	SH	Sole		None	216720	0	0
Regions Financial 	COM		7591EP100	4649		652000	SH	Sole		None	652000	0	0
Roper Industries, Inc.	COM		776696106	115		1035	SH	Sole		None	1035	0	0
Royal Dutch Shell PLC 	SpADR A		80259206	393		5696	SH	Sole		None	5696	0	0
Royal Dutch Shell PLC 	SpADR B		780259107	18		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	6908		98480	SH	Sole		None	98480	0	0
Schlumberger N.V.	COM		806857108	2828		40815	SH	Sole		None	40815	0	0
Seadrill Ltd.		SHS		G7945E105	1078		29285	SH	Sole		None	29285	0	0
Senior Hsg Pptys Tr	SH Ben It	81721M109	4761		201375	SH	Sole		None	201375	0	0
Siemens AG		Sp ADR		826197501	1009		9220	SH	Sole		None	9220	0	0
Simpson Manufacturing 	COM		829073105	5382		164145	SH	Sole		None	164145	0	0
Solar Capital Ltd	COM		83413U100	3078		128713	SH	Sole		None	128713	0	0
Starwood Property Trust	COM		85571B105	4848		211145	SH	Sole		None	211145	0	0
Stryker Corp.		COM		863667101	14		250	SH	Sole		None	250	0	0
Suburban Propane Part	UtLtd		864482104	1		32	SH	Sole		None	32	0	0
Supervalu Inc.		COM		868536103	55		22140	SH	Sole		None	22140	0	0
TE Connectivity Ltd.	RegShrs		H84989104	2415		65070	SH	Sole		None	65070	0	0
Teck Cominco Ltd.	CL B		878742204	29		800	SH	Sole		None	800	0	0
Teekay Offshore Ptners	PtnrInt		Y8565J101	1168		44889	SH	Sole		None	44889	0	0
The J. M. Smucker Co	COM		832696405	39		455	SH	Sole		None	455	0	0
The Walt Disney Co	COM		254687106	3404		68365	SH	Sole		None	68365	0	0
Thermo Fisher Scientif	COM		883556102	8261		129531	SH	Sole		None	129531	0	0
Two Harbors Investment 	COM		90187B101	2509		226480	SH	Sole		None	226480	0	0
Tyson Foods, Inc.	CLA		902494103	200		10300	SH	Sole		None	10300	0	0
U.S. Bancorp		COM		902973304	35		1100	SH	Sole		None	1100	0	0
Unilever NV		NY SHS 		904784709	263		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	1437		17518	SH	Sole		None	17518	0	0
Urban Outfitters, Inc.	COM		917047102	3388		86075	SH	Sole		None	86075	0	0
VF Corp			COM		918204108	1262		8360	SH	Sole		None	8360	0	0
Valeant Pharmaceut 	COM		91911K102	274		4580	SH	Sole		None	4580	0	0
Visa Inc.		COM cl A	92826C839	182		1200	SH	Sole		None	1200	0	0
Vmware, Inc.		ClA COM		928563402	24		260	SH	Sole		None	260	0	0
WPP PLC 		ADR		92933H101	1039		14250	SH	Sole		None	14250	0	0
WPX Energy, Inc.	COM		98212B103	4282		287753	SH	Sole		None	287753	0	0
WellCare Health 	COM		94946T106	11		230	SH	Sole		None	230	0	0
Wells Fargo Company	COM		949746101	2018		59030	SH	Sole		None	59030	0	0
Western Gas Partners 	ComUnLP		958254104	1279		26846	SH	Sole		None	26846	0	0
Western Union Co.	COM		959802109	3205		235510	SH	Sole		None	235510	0	0
Westport Innovations	COM NEW		9609083097	4		150	SH	Sole		None	150	0	0
Whiting Petroleum Corp	COM		966387102	5050		116440	SH	Sole		None	116440	0	0
Williams Companies	COM		969457100	6696		204520	SH	Sole		None	204520	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Xylem Inc.		COM		98419M100	4198		154910	SH	Sole		None	154910	0	0
Yamana Gold Inc.	COM		98462Y100	3038		176530	SH	Sole		None	176530	0	0
Yum! Brands Inc.	COM		988498101	11		160	SH	Sole		None	160	0	0
eBay Inc.		COM		278642103	668		13100	SH	Sole		None	13100	0	0
Asia Pacific Fund	COM		044901106	70		6430	SH	Sole		None	6430	0	0
Asia Tigers Fd Inc	COM		04516T105	196		15530	SH	Sole		None	15530	0	0
Calamos GlbDynInc Fd	COM		12811L107	683		81845	SH	Sole		None	81845	0	0
Calamos Strat TotRetFd	CMSHBn		128125101	428		43620	SH	Sole		None	43620	0	0
Clough Glob Alloc Fd	CMShBen		18913Y103	10		700	SH	Sole		None	700	0	0
Claymore ETF Trust	GugChSmC	18383Q853	1270		52925	SH	Sole		None	52925	0	0
Eaton Vance EnhEqIncFd	COM		278277108	954		91400	SH	Sole		None	91400	0	0
Eaton Vance TxMgdDivEq	COM		27828N102	1477		157610	SH	Sole		None	157610	0	0
H&Q Healthcare Fd	SHBenIt		404052102	117		6750	SH	Sole		None	6750	0	0
H&Q Life Sciences Invs	SHBenIt		404053100	8		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	2433		98945	SH	Sole		None	98945	0	0
Korea Equity Fd Inc	COM		50063B104	258		28010	SH	Sole		None	28010	0	0
MorganStanleyAsiaPacFd	COM		61744U106	10		700	SH	Sole		None	700	0	0
Market Vectors ETF TR	GldMinETF	57060U100	88		1900	SH	Sole		None	1900	0	0
NuveenMultStratIncGro2	COM 		67073D102	1376		142630	SH	Sole		None	142630	0	0
NuveenMultStratIncGro	COM		67073B106	350		36000	SH	Sole		None	36000	0	0
PowerShares Glb ETF 	AGG Pfd		73936T565	87		5900	SH	Sole		None	5900	0	0
SPDR Gold Trust		Gold Shs	78463V107	1272		7850	SH	Sole		None	7850	0	0
SPDR S&P500 ETF 	TR Ut		78462F103	100		700	SH	Sole		None	700	0	0
Singapore Fund Inc	COM		82929L109	53		3800	SH	Sole		None	3800	0	0
TCW Strat Income Fd 	COM		872340104	131		24490	SH	Sole		None	24490	0	0
Templeton Dragon Fd	COM		88018T101	62		2170	SH	Sole		None	2170	0	0
Thai Fund, Inc.		COM		882904105	59		2950	SH	Sole		None	2950	0	0
The Global X Funds	ChinaCon	37950E408	707		47570	SH	Sole		None	47570	0	0
Vanguard World Funds	ConsDisc	92204A108	339		4465	SH	Sole		None	4465	0	0
Vanguard World Funds	ConsStp		92204A207	470		5348	SH	Sole		None	5348	0	0
Vanguard IntlEqIndx Fd	MSCI EmMkt	922042858	12		260	SH	Sole		None	260	0	0
Vanguard IntlEqIndx Fd	AllWrldxUS	922042775	110		2400	SH	Sole		None	2400	0	0
Vanguard IntlEqIndx Fd	FTSE SmCp	922042718	28		310	SH	Sole		None	310	0	0
Vanguard IntlEqIndx Fd	Glob US RE	922042676	15		275	SH	Sole		None	275	0	0
IShares TR		DJSelDv		464287168	235		4100	SH	Sole		None	4100	0	0
IShares TR		DJHCare		464288828	109		1590	SH	Sole		None	1590	0	0
IShares Inc.		MSCI HK		464286871	71		3640	SH	Sole		None	3640	0	0
IShares Inc.		MSCIKor 	464286772	475		7500	SH	Sole		None	7500	0	0
IShares Inc.		MSCITurk	464286715	362		5420	SH	Sole		None	5420	0	0
AllianceBernsteinFund	COM		01881E101	1584		195600	SH	Sole		None	195600	0	0
Blackrock CredAllInc Tr	COM		092508100	88		6425	SH	Sole		None	6425	0	0
Blackrock Income Tr Inc	COM		09247F100	24		3300	SH	Sole		None	3300	0	0
Eaton Vance Fltg-Rate 	COM		278279104	172		10070	SH	Sole		None	10070	0	0
Eaton Vance Ltd Dur Inc COM		27828Q105	905		56700	SH	Sole		None	56700	0	0
Eaton Vance Sr Inc Tr	SHBenIt		27826S103	286		37990	SH	Sole		None	37990	0	0
Flaherty & Crumr/Clymr	COM		338478100	29		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr	SHBenIt		552727109	394		38940	SH	Sole		None	38940	0	0
MFS Intermediate Inc 	SHBenIt		55273C107	859		133400	SH	Sole		None	133400	0	0
MorganStanley EmMktsDbt	COM		617477104	694		41195	SH	Sole		None	41195	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1032		84660	SH	Sole		None	84660	0	0
Nuveen FltgRtIncOpptyFd	COM Shs		6706EN100	92		7500	SH	Sole		None	7500	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	333		25880	SH	Sole		None	25880	0	0
Pimco ETF TR		InvGrCp		72201R817	35		325	SH	Sole		None	325	0	0
PowerShares Glob ETF 	SovDebt		73936T573	349		11100	SH	Sole		None	11100	0	0
SPDR Series Trust	DB IntGv	78464A490	10		150	SH	Sole		None	150	0	0
Vanguard BdIndexFd	ST Bond		921937827	316		3900	SH	Sole		None	3900	0	0
Vanguard Scottsdale Fd	STCorp		92206C409	872		10855	SH	Sole		None	10855	0	0
WisdomTree Trust	EmLclDb		97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust	AsLclDb		97717X867	226		4225	SH	Sole		None	4225	0	0
IShares TR		IntlInfl	46429B770	8		150	SH	Sole		None	150	0	0
iShares TR		JPM USD		464288281	282		2300	SH	Sole		None	2300	0	0